TAXATION - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Tax loss carryforward
Deferred tax assets.	$ 9,698,860	$ 7,312,964
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	93,440,523
Deferred tax assets.	21,582,404
Tax Loss-Carry Forward | Argentina | 2020
Tax loss carryforward
Tax-Loss Carry forward	268,445
Deferred tax assets.	67,926
Tax Loss-Carry Forward | Argentina | 2021
Tax loss carryforward
Tax-Loss Carry forward	490,645
Deferred tax assets.	145,190
Tax Loss-Carry Forward | Argentina | 2022
Tax loss carryforward
Tax-Loss Carry forward	450,151
Deferred tax assets.	121,717
Tax Loss-Carry Forward | Argentina | 2023
Tax loss carryforward
Tax-Loss Carry forward	899,709
Deferred tax assets.	261,473
Tax Loss-Carry Forward | Argentina | 2024.
Tax loss carryforward
Tax-Loss Carry forward	3,200,142
Deferred tax assets.	880,349
Tax Loss-Carry Forward | United States of America | 2020.
Tax loss carryforward
Tax-Loss Carry forward	223,999
Deferred tax assets.	47,040
Tax Loss-Carry Forward | United States of America | 2021.
Tax loss carryforward
Tax-Loss Carry forward	511,839
Deferred tax assets.	107,486
Tax Loss-Carry Forward | United States of America | 2022.
Tax loss carryforward
Tax-Loss Carry forward	1,072,159
Deferred tax assets.	225,154
Tax Loss-Carry Forward | United States of America | 2023.
Tax loss carryforward
Tax-Loss Carry forward	51,574,868
Deferred tax assets.	10,830,722
Tax Loss-Carry Forward | United States of America | 2024.
Tax loss carryforward
Tax-Loss Carry forward	21,898,887
Deferred tax assets.	4,598,766
Tax Loss-Carry Forward | France | 2024.
Tax loss carryforward
Tax-Loss Carry forward	803,432
Deferred tax assets.	200,858
Tax Loss-Carry Forward | Brazil | 2023
Tax loss carryforward
Tax-Loss Carry forward	3,598,124
Deferred tax assets.	1,223,362
Tax Loss-Carry Forward | Brazil | 2024.
Tax loss carryforward
Tax-Loss Carry forward	8,448,123
Deferred tax assets.	$ 2,872,361